ING Series Fund, Inc.

Supplement dated October 3, 2008

to the Class O shares’ Prospectuses for

ING Balanced Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

dated September 28, 2007 and

ING Small Company Fund

dated June 4, 2008

(collectively the “Funds”)

The Class O shares’ Prospectus for ING Balanced Fund, ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund and ING Small Company Fund, and the Class O shares’ Prospectus for ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund and ING Strategic Allocation Moderate Fund, each dated September 30, 2008 were filed with the SEC on October 3, 2008.  The September 30, 2008 Class O shares’ Prospectuses for the Funds supersede the September 28, 2007 Class O shares’ Prospectus and the June 4, 2008 Class O’ shares Prospectus.  Shareholders should refer to the Prospectuses dated September 30, 2008 for any information regarding the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE